SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
AccountsPayableLineItems [Line Items]
Total of Accounts payable	$ 750,332	$ 17,532	$ 2,547,805
SMS Service [Member]
AccountsPayableLineItems [Line Items]
Total of Accounts payable	15,356	15,070	2,232,661
Suppliers [Member]
AccountsPayableLineItems [Line Items]
Total of Accounts payable	$ 734,976	$ 2,462	$ 315,144